Funds Receivable and Customer Accounts	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Funds Receivable and Customer Accounts	Funds Receivable and Customer Accounts

The following table summarizes the assets underlying our funds receivable and customer accounts as of December 31, 2018 and December 31, 2017:

	As of December 31,
	2018	2017
	(In millions)
Cash and cash equivalents	$5,642	$5,387
Government and agency securities	9,380	6,651
Time deposits	389	739
Corporate debt securities	1,560	1,248
Funds receivable	3,091	4,217
Total funds receivable and customer accounts	$20,062	$18,242

As of December 31, 2018 and December 31, 2017, the estimated fair value of our investments classified as available-for-sale included within funds receivable and customer accounts was as follows:

	December 31, 2018
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Government and agency securities	$7,717	$2	$(1)	$7,718
Corporate debt securities	883	—	—	883
Total	$8,600	$2	$(1)	$8,601

	December 31, 2017
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Government and agency securities	$5,946	$—	$(5)	$5,941
Corporate debt securities	529	—	—	529
Total	$6,475	$—	$(5)	$6,470

We elect to account for certain investments within customer accounts, including foreign-currency denominated available-for-sale investments, under the fair value option. As a result, any gains and losses from fair value changes on such investments are recognized in other income (expense), net on the consolidated statements of income. Election of the fair value option allows us to significantly reduce the accounting asymmetry that would otherwise arise when recognizing the changes in the fair value of available-for-sale investments and the corresponding foreign exchange gains and losses relating to customer liabilities. At December 31, 2018 and 2017, the estimated fair value of our investments included within funds receivable and customer accounts under the fair value option was $2.3 billion and $1.4 billion, respectively. In the years ended December 31, 2018 and 2017, $117 million of net losses and $176 million of net gains from fair value changes, respectively, were recognized in other income (expense), net on the consolidated statements of income.

The aggregate fair value of investments classified as available-for-sale included within funds receivable and customer accounts in an unrealized loss position was $3.1 billion and $6.0 billion as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, we had no material investments that had been in a continuous unrealized loss position for greater than 12 months. The aggregate gross unrealized loss on our short-term and long-term investments was not material as of December 31, 2018 and 2017. We believe the decline in value is due to temporary market conditions and expect to recover the entire amortized cost basis of the securities. We neither intend nor anticipate the need to sell the securities before recovery. We will continue to monitor the performance of the investment portfolio and assess market and interest rate risk when evaluating whether other-than-temporary impairment exists. Amounts reclassified to earnings from unrealized gains and losses were not material for the years ended December 31, 2018 and 2017.

The estimated fair values of our investments classified as available-for-sale included within funds receivable and customer accounts by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$8,565
One year through two years	36
Total	$8,601